Kellner Merger Fund
Schedule of Investments
at March 31, 2020 (Unaudited)
Shares	COMMON STOCKS - 78.9%	Value
	Accommodation - 1.8%
347,518	Caesars Entertainment Corp. (a)	$2,349,222

	Broadcasting (except Internet) - 0.3%
127,000	Central European Media Enterprises Ltd. (a)(b)	397,510

	Chemical Manufacturing - 14.0%
66,500	Allergan plc (b)(c)	11,777,150
37,300	Forty Seven, Inc. (a)	3,559,166
54,500	Ra Pharmaceuticals, Inc. (a)	2,616,545
		17,952,861
	Clothing and Clothing Accessories Stores - 8.5%
84,700	Tiffany & Co. (c)	10,968,650

	Computer and Electronic Product Manufacturing - 13.5%
47,400	Adesto Technologies Corp. (a)	530,406
68,400	Cypress Semiconductor Corp.	1,595,088
28,800	FGL Holdings (b)	282,240
169,800	ForeScout Technologies, Inc. (a)	5,363,982
10,000	Mellanox Technologies Ltd. (a)(b)	1,213,200
1	Onto Innovation, Inc. (a)	29
63,300	Tech Data Corp. (a)	8,282,805
8,099	XPERI Corp.	112,657
		17,380,407
	Construction of Buildings - 0.0%
1	Taylor Morrison Home Corp. (a)	11

	Credit Intermediation and Related Activities - 6.6%
6,226	FB Financial Corp.	122,777
163,203	IBERIABANK Corp. (c)	5,901,421
4,750	Opus Bank	82,317
1	Prosperity Bancshares, Inc.	48
106,300	Texas Capital Bancshares, Inc. (a)	2,356,671
		8,463,234
	Forestry and Logging - 0.2%
42,100	Canfor Corp. (a)(b)	218,383

	Insurance Carriers and Related Activities - 1.1%
8,115	Willis Towers Watson plc (b)	1,378,333

	Merchant Wholesalers Durable Goods - 1.3%
130,500	Fitbit, Inc. (a)	869,130
22,100	Hexcel Corp.	821,899
		1,691,029
	Mining (except Oil and Gas) - 0.0%
2	Newmont Goldcorp Corp.	90

	Miscellaneous Manufacturing - 2.0%
90,200	Wright Medical Group NV (a)(b)	2,584,230

	Motion Picture and Sound Recording Industries - 0.4%
68,300	Cineplex, Inc. (b)	567,832

	Pipeline Transportation - 3.3%
257,500	Tallgrass Energy LP	4,238,450

	Professional, Scientific and Technical Services - 0.2%
35,157	Telaria, Inc. (a)	210,942

	Publishing Industries (except Internet) - 8.5%
131,431	LogMeIn, Inc. (c)	10,945,574

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 10.8%
18,856	The Charles Schwab Corp.	633,939
84,742	E*TRADE Financial Corp.	2,908,345
126,200	GAIN Capital Holdings, Inc.	704,196
197,000	Legg Mason, Inc.	9,623,450
		13,869,930
	Telecommunications - 1.7%
9,200	Acacia Communications, Inc. (a)	618,056
272,000	Meet Group, Inc. (a)	1,596,640
431	T-Mobile U.S., Inc. (a)	36,161
		2,250,857
	Transportation Equipment Manufacturing - 4.5%
72,300	Navistar International Corp. (a)	1,192,227
34,400	WABCO Holdings, Inc. (a)(c)	4,645,720
		5,837,947
	Utilitites - 0.0%
1,800	TerraForm Power, Inc.	28,386
	TOTAL COMMON STOCKS (Cost $118,348,752)	101,333,878

	REITs - 4.5%
	Real Estate - 4.5%
2	Digital Realty Trust, Inc.	246
2	Prologis, Inc.	161
138,900	Taubman Centers, Inc.	5,817,132
	TOTAL REITs (Cost $7,233,875)	5,817,539

	RIGHT - 0.0%
	Chemical Manufacturing - 0.0%
9,100	Bristol-Myers Squibb Co. (a)	34,580
	TOTAL RIGHT (Cost $19,383)	34,580

	MONEY MARKET DEPOSIT ACCOUNT - 11.7%
14,986,511	U.S. Bank Money Market Deposit Account, 0.40% (d)	14,986,511
	TOTAL MONEY MARKET DEPOSIT ACCOUNT (Cost $14,986,511)	14,986,511

	Total Investments in Securities (Cost $140,588,521) - 95.1%	122,172,508
	Other Assets in Excess of Liabilities - 4.9%	6,339,425
	NET ASSETS - 100.0%	$128,511,933

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2020.
REIT -	Real Estate Investment Trust

Kellner Merger Fund
Schedule of Securities Sold Short
at March 31, 2020 (Unaudited)
Shares	COMMON STOCKS - 15.6%	Value
	Accommodation - 0.3%
31,213	Eldorado Resorts, Inc. (a)	$449,467

	Chemical Manufacturing - 3.4%
57,581	AbbVie, Inc.	4,387,096

	Credit Intermediation and Related Activities - 6.9%
748,137	First Horizon National Corp.	6,029,984
6,452	Franklin Financial Network, Inc.	131,556
109,608	Independent Bank Group, Inc.	2,595,518
4,275	Pacific Premier Bancorp, Inc.	80,541
		8,837,599
	Electrical Equipment, Appliance, and Component - 0.6%
13,811	Woodward, Inc.	820,926

	Insurance Carries and Related Activities - 1.1%
8,764	Aon plc (b)	1,446,411

	Professional, Scientific and Technical Services - 0.2%
38,041	The Rubicon Project, Inc. (a)	211,128

	Publishing Industries (except Internet) - 0.1%
17,800	TiVo Corp.	126,024

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.9%
2,947	Fidelity National Financial, Inc.	73,321
88,402	Morgan Stanley	3,005,668
17,400	TD Ameritrade Holding Corp.	603,084
		3,682,073
	Telecommunications - 0.0%
4,200	Sprint Corp. (a)	36,204

	Utilities - 0.0%
648	Brookfield Renewable Partners LP (b)	27,533
	TOTAL COMMON STOCKS (Proceeds $31,278,671)	20,024,461
	TOTAL SECURITIES SOLD SHORT (Proceeds $31,278,671)	$20,024,461

(a)	Non-income producing security.
(b)	Foreign issued security.

Kellner Merger Fund
Summary of Fair Value Disclosure at March 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

Kellner Merger Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Accomodation and Food Services	$2,349,222	$-	$-	$2,349,222
Agriculture, Forestry, Fishing, and Hunting	218,383	-	-	218,383
Construction	11	-	-	11
Finance and Insurance	23,711,496	-	-	23,711,496
Information	14,161,773	-	-	14,161,773
Manufacturing	43,755,446	-	-	43,755,446
Mining, Quarrying, and Oil and Gas Extraction	90	-	-	90
Professional, Scientific, and Technical Services	210,942	-	-	210,942
Retail Trade	11,837,780	-	-	11,837,780
Transportation and Warehousing	4,238,450	-	-	4,238,450
Utilities	28,386	-	-	28,386
Wholesale Trade	821,899	-	-	821,899
Total Common Stocks	101,333,878	-	-	101,333,878
REITs	5,817,539	-	-	5,817,539
Right	34,580	-	-	34,580
Money Market Deposit Account	14,986,511	-	-	14,986,511
Total Investments in Securities	$122,172,508	$-	$-	$122,172,508

Liabilities:
Securities Sold Short	$20,024,461	$-	$-	$20,024,461

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended March 31, 2020, the Fund did not recognize any transfers to or from Level 3.